Leases (Details) K in Millions			1 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 29, 2019 MMK (K)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 MMK (K)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Leases [Line Items]
Lease expire					February 2029
Lease term		50 years
Lease payment		K 10	$ 123,000	K 259	$ 4,800
Prepaid rent	$ 950,000
Rental payment term	12 years
Rental payments			2 years	2 years
Impairment loss					$ 106,000		$ 527,000
Minimum [Member]
Leases [Line Items]
Increase in right-of-use asset and decrease of lease liabilities			$ 53,000
Maximum [Member]
Leases [Line Items]
Increase in right-of-use asset and decrease of lease liabilities			$ 70,000
Kayser Myanmar [Member]
Leases [Line Items]
Lease term		10 years